Note 3 - Fair Value Measurements 3 (Details Textual) $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Derivative Liability, Noncurrent	$ 1,418	$ 1,014		$ 1,499
Fair Value, Recurring [Member]
Derivative Liability, Noncurrent	$ 1,418	$ 1,014	$ 7,800	$ 1,499
Measurement Input, Net Sales Discount Rate [Member]
Derivative Liability, Measurement Input			0.21
Measurement Input, Discount Rate [Member]
Derivative Liability, Measurement Input	0.24	0.25	0.22	0.25
Measurement Input, Weighted Average Cost of Capital [Member]
Derivative Liability, Measurement Input			0.245